DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2015
DEPOSITS
Summary of deposit accounts
	2015	2014

Passbook accounts	$69,465	$65,359
NOW and checking accounts	34,466	31,874
Money market accounts	4,990	6,432
Certificates of deposit	56,728	62,584

Total deposits	$165,649	$166,249

Schedule of maturities of time certificates
2016	$29,622
2017	9,246
2018	4,635
2019	4,606
2020	8,256
Thereafter	363

$56,728

Schedule of interest expense on deposits
	2015	2014
NOW	$—	$1
Money market	1	1
Passbook	107	94
Certificates of deposit	467	571

	$575	$667